Summary of significant accounting policies	12 Months Ended
Jul. 31, 2025
Summary of significant accounting policies

3. Summary of significant accounting policies

(a) Basis of presentation

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying financial statements are summarized below.

(b) Use of estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the financial statements.

(c) Fair value measurement

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

BLACK TITAN CORPORATION (formerly known as BSKE LIMITED)

NOTES TO FINANCIAL STATEMENTS

(In U.S. dollars, except for share and per share data, or otherwise noted)

(d) Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of July 31, 2025   and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

(e) Recent accounting pronouncements

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

TALENTEC SDN. BHD. [Member]
Summary of significant accounting policies

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary, which include the Malaysia-registered entity and Singapore registered entity directly owned by the Company. All transactions and balances among the Company and its subsidiary have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S.  GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses and estimates for useful lives and impairment of long-lived assets.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

(d)	Foreign currency translation and transaction

The Group uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company is Ringgit Malaysia (“RM”), while the functional currency of KEDAS is Singapore Dollar (“SGD”), as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

The consolidated statements of operations and comprehensive income and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. The gain from foreign currency transactions amounted to US$49,290 and loss from foreign currency transactions amounted to US$24,695 for the year ended July 31, 2024 and 2025, respectively.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of July 31,
Balance sheet items, except for equity accounts	2024	2025
US$ against RM	4.5885	4.2625
US$ against SGD	1.3372	1.2977

	For the years ended July 31,
Items in the statements of operations and comprehensive income, and statements of cash flows	2024	2025
US$ against RM	4.7005	4.3612
US$ against SGD	1.3491	1.3192

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposits placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

(f)	Restricted cash

Restricted cash represents fixed deposits pledged to the licensed bank for overdraft and bank guarantee facilities granted to the Group.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(g)	Accounts receivable, net

Accounts receivable are recorded at the original amounts less allowances for any doubtful receivables. Provision for doubtful accounts is recognized when there is objective evidence indicating that the balances may not be collectible. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances. The Group considers many factors in assessing the collectability such as the age of the amounts due, and consideration of historical loss experience. The Group established standards and policies for reviewing major account exposures and concentrations of risk. Account balances are written off against the allowance when the potential for recovery is considered remote.

The Group makes estimates of expected credit losses for the allowance for credit losses based on assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of certain accounts receivable, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivable are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

(h)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated depreciation rates are as follows:

Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive income.

(i)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. For the years ended July 31, 2024 and 2025, there was no impairment of long-lived assets.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(j)	Leases

The Group adopted ASU No. 2016-02 “Leases” (“ASC 842”) using the modified retrospective approach on August 1, 2021. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to August 1, 2023. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement date. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate. The interest rate implicit in lease contracts is typically not readily determinable, and therefore, the Company utilize our incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Group measures the operating lease right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term that it is not reasonably certain to exercise.

(k)	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

●	Level 1— Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2— Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3— Inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments of the Group primarily consist of cash and cash equivalent, restricted cash, accounts receivable, contract assets, contract costs, prepaid expenses and other current assets, long-term borrowings, lease liability, accounts payable, notes payable, contract liability, amount due to a related party, accrued expenses and other payables. The carrying amounts of these financial instruments except for lease liability approximate fair value due to the short-term maturity of those instruments. The valuation is based on settlements of similar financial instruments, all of which are short-term in nature and are generally settled at or near cost. For lease liability, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the host contracts approximate market rates. For the years end July 31, 2025 and 2024, there are no transfers between different levels of inputs used to measure fair value.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(l)	Revenue recognition

The Group’s revenue is generated from (i) maintenance services, (ii) implementation services, (iii) SaaS subscription fee, (iv) licensing fees and (v) other supporting services. The Group generally recognizes revenue from the sale of services as the services are performed, which is typically ratably over the term of the contract(s), which the Group believes to be the best measure of progress. The Group recognizes revenues as it satisfies performance obligations regarding services to its customers in an amount reflecting the total consideration it expects to receive from the customer.

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers (“ASC 606”)” for recognition. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply these five steps:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

(i)	Maintenance services

Revenue for maintenance services, which represents a single performance obligation to provide ongoing support, is recognized over time using an output-based method. The right to invoice practical expedient is generally applied to revenue related to per occurrence contracts as well as enhancement services. When the practical expedient is not applied, revenue is recognized using a cost-to-cost input method. Fees for maintenance services are typically billed as the services are performed. The nature of the service promised is the provision of technical support and maintenance and the Company acts as a principal in these arrangements. The Company has no material obligations for returns or refunds for services already provided.

(ii)	Implementation services

Implementation services involve setting the customer up in, and loading data into, the software that the Group has sold or licensed to the customer, which are considered set-up activities. Fees for implementation services are typically billed up front and as the services are performed. Revenue for implementation services is recognized over time, which is over the term of the contract. The nature of the service promised is the provision of implementation services and the Company acts as a principal in these arrangements. The Company has no material obligations for returns or refunds for services already provided.

(iii)	SaaS subscription services

SaaS subscription services are generally recognized as revenues over the term of the contract, as a series of distinct SaaS services bundled into a single performance obligation. Customers are typically charged one-time, upfront access fees for the use of the services. The nature of the service promised is the provision of technical support and maintenance; the Company acts as a principal in these arrangements. The Company has no material obligations for returns or refunds for services already provided. The nature of the service promised is the provision of SaaS subscription services and the Company acts as a principal in these arrangements. The Company has no material obligations for returns or refunds for services already provided.

(iv)	Licensing fees

Software licenses comprise the majority of distinct performance obligations that are satisfied at a point in time. Revenue for licensing fee is recognized at the point in which the software licenses are made available to a customer. Consideration for licenses is typically billed in advance on a basis over the license term. The Company has no material obligations for returns or refunds for services already provided.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(l)	Revenue recognition - continued

(v)	Other revenue

Other revenues are mainly derived from training services, sales of hardware and other support activities associated with its software. Revenue is generally recognized over the service period, as the underlying services are performed.  The Company has no material obligations for returns or refunds for services already provided.

The following table disaggregates the Group’s revenue for the years ended July 31, 2024 and 2025:

	For the year ended July 31,
	2024	2025
Net revenues:
Maintenance services	$902,821	$705,025
Implementation services	833,886	1,007,440
SaaS subscription fees	277,109	578,285
Licensing	94,727	142,785
Other	15,953	249,591
Total	$2,124,496	$2,683,126

The following table presents revenue classified by timing of revenue recognition for the years ended July 31, 2024 and 2025:

	For the years ended July 31,
	2024	2025

Point in time	$94,727	$142,785
Over time	2,029,769	2,540,341
Total	$2,124,496	$2,683,126

(m)	Contract balances

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional, as compared to a contract asset, which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of July 31, 2024 and 2025, the Group had contract assets of US$3,380 and nil, respectively.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances. Contract liabilities of US$475,697 and US$573,312 as of July 31, 2024 and 2025 were recognized or expected to be recognized as revenues in the following twelve months.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(n)	Cost of revenues

Cost of revenues are comprised primarily of salaries and other personnel-related costs, including employee benefits and bonuses, for employees providing services to the Group’s customers. This includes the costs of the Group’s personnel performing maintenance, implementation, SaaS subscription, license, customer training and other customer support activities. Cost of revenues also includes the direct costs of bill-pay and other third-party intellectual property included in the Group’s software, the amortization of services costs, an allocation of general overhead costs and referral fees. Direct costs of third-party intellectual property include amounts paid for third-party licenses and related maintenance that are incorporated into the Group’s software.

(o)	Deferred costs

The Group capitalizes certain system support costs that are identifiable and directly related to the provision of its services to customers. The Group analyzes such costs that may be capitalized to assess their recoverability and only capitalizes costs that it anticipates being recoverable through the term of the associated contract. The Group begins amortizing the deferred costs to cost of revenues once the revenue recognition criteria have been met, and the Group amortizes those deferred costs ratably over the expected period of customer benefit. The Group has determined this period to be the estimated life of the technology for new contracts. The Group determined the period of benefit by considering factors such as historically high renewal rates with similar customers and contracts, initial contract length, an expectation that there will still be a demand for the product at the end of its term, and the significant costs to switch to a competitor’s product, all of which are governed by the estimated useful life of the technology. The Group monitors deferred costs for impairment and records impairment when customers terminate or allow services to lapse due to contract modifications and/or from other assessments as needed. Any impairment losses identified are recognized in the form of an expense acceleration with the applicable amount recorded to deferred costs on the consolidated balance sheet and in cost of revenues in the consolidated statements of comprehensive income. The deferred costs are expected to be amortized during the succeeding twelve-month period, and recorded in current assets on the consolidated balance sheets. As of July 31, 2024 and 2025, the Group recorded deferred costs of US$317,761 and US$345,780 on its consolidated balance sheets.

(p)	Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salaries and other personnel-related costs, (ii) marketing and advertising expenses, and (iii) depreciation and rental expenses related to marketing functions.

(q)	General and administrative expenses

General and administrative expenses mainly consist of (i) salaries and other personnel-related costs, (ii) professional service fees, and (iii) rental and depreciation related to general and administrative personnel.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(r)	Employee benefits

(i)	Short-term employment benefits

Short-term employment benefits, such as wages, salaries and other benefits, are recognized at the undiscounted amount as a liability and an expense when the employees have rendered services to the Group. The expected cost of accumulating compensated absences are recognized when the employees render services that increase their entitlement to future compensated absences. The expected cost of non-accumulating compensated absences, such as sick and medical leaves, are recognized when the absences occur. The expected cost of accumulating compensated absences are measured at the undiscounted additional amount expected to be paid as a result of the unused entitlement that has accumulated at the end of the reporting period. The expected cost of profit-sharing and bonus payments are recognized when the Group has a present legal or constructive obligation to make such payments as a result of past events and a reliable estimate of the obligation can be made. A present obligation exists when the Group has no realistic alternative but to make the payments.

(ii)	Defined contribution plan

Contributions payable to the defined contribution plan are recognized as a liability and an expense when the employees have rendered services to the Group.

(s)	Income taxes

The Group accounts for income taxes under ASC 740, “Income Taxes”. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Provision for income taxes consists of taxes currently due plus deferred taxes. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive income for the years ended July 31, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(t)	Related party transactions

The Group accounts for related party transactions in accordance with ASC 850, “Related Party Disclosures”.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Group or exercise significant influence over the Group in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

(u)	Earning per share

Basic earning per share is computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earning per share as of the date that all necessary conditions have been satisfied. Net income are not allocated to other participating securities if, based on their contractual terms, they are not obligated to share the losses.

Diluted earning per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earning per share calculation when inclusion of such share would be anti-dilutive.

(v)	Comprehensive income

Comprehensive income includes net income as well as other changes in shareholders’ equity that result from transactions and economic events other than those with shareholders. Other comprehensive income consists of net income and foreign currency translation adjustments.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(w)	Segment reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in Malaysia, no segment geographical information is presented.

(x)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes liability for any such contingencies if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(y)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

(y)	Recent accounting pronouncements - continued

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The requirements in ASU 2023-09 will be effective for annual periods beginning after December 15, 2024. The Group is continuing to evaluate the provisions of ASU 2023-09 and does not anticipate a material impact on its consolidated financial statements and related disclosures upon adoption.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with SEC Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Group is in the process of evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

On July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The Board developed the new guidance in conjunction with the Private Company Council to address concerns from stakeholders that estimating expected credit losses can be costly and complex for such transactions. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Group expects the adoption on this ASU will not have a material effect on the Company’s unaudited consolidated financial statements financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and comprehensive income and cash flows.